Other Expenses, Net	12 Months Ended
Dec. 31, 2023
Other Expenses, Net [Abstract]
OTHER EXPENSES, NET

23. OTHER EXPENSES, NET

Other expenses, net for the year ended December 31, 2023 consisted of the following (for the years ended December 31, 2021 and 2022 and 2023: RMB266.1 million and nil):

	For the years ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Extinguishment losses	230,308,163	-	10,440,057
Extinguishment gain	(727,995)	-	-
Excess of fair value of instruments issued over proceeds	36,503,817	-	-

Total	266,083,985	-	10,440,057